                                   THE ARBOR FUNDS

                             -GOLDEN OAK GROWTH PORTFOLIO
                             -GOLDEN OAK VALUE PORTFOLIO
                    -GOLDEN OAK INTERMEDIATE-TERM INCOME PORTFOLIO
                     -GOLDEN OAK MICHIGAN TAX FREE BOND PORTFOLIO
                 -GOLDEN OAK PRIME OBLIGATION MONEY MARKET PORTFOLIO

                                 CLASS I AND A SHARES

                         SUPPLEMENT DATED FEBRUARY 23, 1998
                         TO THE PROSPECTUS DATED MAY 31, 1997

The Prospectus, dated May 31, 1997, is hereby amended by the addition of the following unaudited financial information for Class I and Class A Shares of
(i) the Golden Oak Growth Portfolio, the Golden Oak Intermediate-Term Income Portfolio, and the Golden Oak Prime Obligation Money Market Portfolio for the period February 1, 1997 to January 31,1998, and (ii) the Golden Oak Value Portfolio and the Golden Oak Michigan Tax Free Bond Portfolio for the period June 23, 1997 to January 31, 1998.

FINANCIAL HIGHLIGHTS

The following table provides unaudited financial highlights for Class I Shares of (i) the Golden Oak Growth Portfolio, the Golden Oak Intermediate-Term Income Portfolio, and the Golden Oak Prime Obligation Money Market Portfolio for the period February 1, 1997 to January 31,1998, and (ii) the Golden Oak Value Portfolio and the Golden Oak Michigan Tax Free Bond Portfolio for the period June 23, 1997 to January 31, 1998.

For a Class I share outstanding throughout the period:

                                                               Golden Oak                                 Golden Oak
                             Golden                            Intermediate        Golden Oak             Prime
                             Oak              Golden Oak       -Term               Michigan Tax           Obligation
                             Growth           Value            Income              Free Bond              Money Market
                             Portfolio        Portfolio (1)    Portfolio           Portfolio (1)          Portfolio
                             2/1/97 to        6/23/97 to       2/1/97 to           6/23/97 to             2/1/97 to
                             1/31/98          1/31/98          1/31/98             1/31/98                1/31/98
                             ---------        -------------    ------------        -------------          ------------
 Net Asset Value
 Beginning of Period          $12.66           $10.00              $9.83                $10.00                  $1.00

 Net Investment Income            --             0.04               0.56                  0.27                   0.05
 Realized and Unrealized
 Gains  (Losses) on
 Investments                    3.12             0.86               0.21                  0.26                     --

 Distributions from Net
 Investment Income                --            (0.04)             (0.56)                (0.27)                 (0.05)

 Distributions from Net
 Realized Gain                 (3.12)           (1.53)                --                 (0.02)                    --

 Net Asset Value End of
 Period                       $12.66            $9.33              $10.04               $10.24                   $1.00

 Total Return                  25.85%            9.15%               8.07%                5.35%                   5.41%

 Net Assets End of Period
 (000)                        $36,240           $30,922            $125,936             $85,556                  $127,977

 Ratio of Expenses to
 Average Net Assets             1.07%            1.10%*              0.65%                0.65%*                  0.40%
 Ratio of  Net Income to
 Average Net Assets             0.03%            0.72%*              5.66%                4.41%*                  5.29%

 Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers)            1.08%            1.13%*              0.80%                0.82%*                  0.59%

 Ratio of Net Income to
 Average Net Assets
 (Excluding Waivers)            0.02%            0.69%*              5.51%                4.24%*                  5.10%

 Portfolio Turnover Rate      131.54%           90.97%              60.78%                9.77%                    N/A
 Average Commission Rate
 (+)                           $0.0600          $0.0421               N/A                  N/A                     N/A

   Amounts designated as "--" are either $0 or have been rounded to $0.
   *     Annualized
   (+)   Average Commission rate paid per share for security purchases and sales during the period.
   (1)   Commenced operations June 23, 1997.  Total return is for the period indicated and has not been annualized.

                                 FINANCIAL HIGHLIGHTS

     The following table provides unaudited financial highlights for Class A Shares of (i) the Golden Oak Growth Portfolio, the Golden Oak Intermediate-Term Income Portfolio, and the Golden Oak Prime Obligation Money Market Portfolio for the period February 1, 1997 to January 31,1998, and (ii) the Golden Oak Value Portfolio and the Golden Oak Michigan Tax Free Bond Portfolio for the period June 23, 1997 to January 31, 1998.

     For a Class A share outstanding throughout the period:

                                                                           Golden Oak                             Golden Oak
                                         Golden                            Intermediate-      Golden Oak          Prime
                                         Oak              Golden Oak       Term               Michigan Tax        Obligation
                                         Growth           Value            Income             Free Bond           Money Market
                                         Portfolio        Portfolio (1)    Portfolio          Portfolio (1)       Portfolio
                                         2/1/97 to        6/23/97 to       2/1/97 to          6/23/97 to          2/1/97 to
                                         1/31/98          1/31/98          1/31/98            1/31/98             1/31/98
                                         ----------       -------------    ------------       -------------       -------------
 Net Asset Value Beginning of Period       $12.57            $10.00           $9.83               $10.00               $1.00

 Net Investment Income                      (0.01)             0.02            0.53                 0.27                0.05
 Realized and Unrealized Gains
 (Losses) on Investments                     3.07              0.86            0.21                 0.26                  --

 Distributions from Net Investment
 Income                                        --             (0.03)          (0.53)               (0.27)              (0.05)

 Distributions from Net Realized Gain       (3.12)            (1.53)             --                (0.02)                 --

 Net Asset Value End of Period             $12.51             $9.32          $10.04               $10.24               $1.00

 Total Return (+)                           25.56%             8.97%           7.78%                5.31%               5.15%

 Net Assets End of Period (000)              $307              $51            $64                  $10                 $6,381

 Ratio of Expenses to Average Net
 Assets                                      1.32%             1.35%*          0.90%                0.90%*              0.65%

 Ratio of  Net Income to Average Net
 Assets                                     (0.21)%            0.31%*          5.40%                4.15%*              4.99%

 Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                  1.32%             1.36%*          1.06%                1.05%*              0.90%

 Ratio of Net Income to Average Net
 Assets (Excluding Waivers)                 (0.21)%            0.30%*          5.24%                4.00%*              4.74

 Portfolio Turnover Rate                   131.54%            90.97%          60.78%                9.77%                N/A

 Average Commission Rate (++)              0.0600            0.0421           N/A                  N/A                 N/A

   Amounts designated as  --  are either $0 or have been rounded to $0.
   *      Annualized
   (+)    Total return does not reflect the sales charge on Class A shares.
   (++)   Average Commission rate paid per share for security purchases and sales during the period.
   (1)    Commenced operations June 23, 1997.  Total return is for the period indicated and has not been annualized.


                                      PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                    THE ARBOR FUND

                                    (THE "TRUST")

                      SUPPLEMENT DATED FEBRUARY 23, 1998 TO THE
               STATEMENT OF ADDITIONAL INFORMATION DATED MAY 31, 1997


The Statement of Additional Information for the Trust is hereby amended and supplemented by the following unaudited financial statements of (i) the Golden Oak Growth Portfolio, the Golden Oak Intermediate-Term Income Portfolio, and the Golden Oak Prime Obligation Money Market Portfolio for the period February 1, 1997 to January 31,1998, and (ii) the Golden Oak Value Portfolio and the Golden Oak Michigan Tax Free Bond Portfolio for the period June 23, 1997 to
January 31, 1998.






                  PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


STATEMENT OF NET ASSETS                               GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

GROWTH                                         Value
PORTFOLIO                          Shares      (000)
-----------------------------------------------------
COMMON STOCKS -- 92.9%
AIRCRAFT -- 2.6%
General Dynamics ...............    9,100     $  785
United Technologies ............    2,200        180
                                              ------
        Total Aircraft .........                 965
                                              ------
APPAREL/TEXTILES -- 1.3%
Jones Apparel Group* ...........   10,600        461
                                              ------
AUTOMOTIVE -- 1.6%
Eaton ..........................    6,600        592
                                              ------
BANKS -- 1.6%
State Street ...................   10,700        599
                                              ------
BEAUTY PRODUCTS -- 3.9%
Colgate-Palmolive ..............    3,100        227
Procter & Gamble ...............   15,500      1,215
                                              ------
        Total Beauty Products ..               1,442
                                              ------
BEVERAGES -- 2.3%
Pepsico ........................   23,100        833
                                              ------
BROADCASTING, NEWSPAPERS AND ADVERTISING -- 1.9%
Omnicom Group ..................   16,800        681
                                              ------
CHEMICALS -- 0.4%
Dow Chemical ...................    1,600        144
                                              ------
COMPUTER SOFTWARE -- 4.1%
Computer Associates International   3,200        170
Compuware* .....................   25,800      1,006
Microsoft* .....................    2,200        328
                                              ------
        Total Computer Software                1,504
                                              ------
COMPUTERS & SERVICES -- 6.2%
Compaq Computer ................   28,000        842
Dell Computer* .................   12,600      1,253
EMC* ...........................    5,400        176
                                              ------
        Total Computers & Services             2,271
                                              ------
COSMETICS -- 1.4%
Gillette .......................    5,300        523
                                              ------
DEPARTMENT STORES -- 1.8%
Dayton-Hudson ..................    9,200        662
                                              ------

GROWTH                                        Value
PORTFOLIO (continued)             Shares      (000)
-----------------------------------------------------
DRUGS -- 13.1%
Abbott Laboratories ............    5,500     $  389
Bristol-Myers Squibb ...........    7,400        738
Eli Lilly ......................   18,100      1,222
Schering Plough ................   19,800      1,433
Warner Lambert .................    6,800      1,023
                                              ------
        Total Drugs ...........                4,805
                                              ------
ELECTRICAL & ELECTRONIC PRODUCTS -- 3.5%
General Electric ...............   16,500      1,279
                                              ------
ELECTRICAL UTILITIES -- 1.1%
AES* ...........................    9,800        420
                                              ------
ELECTRONIC STORES -- 1.8%
Tandy ..........................   17,200        667
                                              ------
ENTERTAINMENT -- 0.5%
Walt Disney ....................    1,600        171
                                              ------
ENVIRONMENTAL SERVICES -- 1.2%
Browning-Ferris Industries .....   12,500        432
                                              ------
FINANCIAL SERVICES -- 5.9%
Fannie Mae .....................   14,400        889
Greenpoint Financial ...........    7,900        547
SLM Holding ....................   16,800        708
                                              ------
        Total Financial Services               2,144
                                              ------
FOOD, BEVERAGE & TOBACCO -- 5.2%
Kellogg .........................   5,400        249
Philip Morris ...................  17,800        739
Quaker Oats .....................  16,800        903
                                              ------
        Total Food, Beverage & Tobacco         1,891
                                              ------
HEALTH SERVICES -- 2.7%
HBO & Company ...................  15,456        809
Healthsouth* ....................   7,200        162
                                              ------
        Total Health Services ..                 971
                                              ------
HOTELS & LODGING -- 0.6%
Marriott International ..........   3,000        207
                                              ------
INSURANCE -- 2.5%
Allstate ........................  10,500        929
                                              ------

    The accompanying notes are an integral part of the financial statements.
                                        1




STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

GROWTH                                        Value
PORTFOLIO (continued)             Shares      (000)
-----------------------------------------------------
LUMBER & WOOD PRODUCTS -- 1.6%
Weyerhaeuser ....................  11,800     $  588
                                              ------
MACHINERY -- 2.0%
Applied Materials* ..............   5,600        184
Caterpillar .....................  11,500        552
                                              ------
        Total Machinery .........                736
                                              ------
MEDICAL SUPPLIES -- 1.0%
Guidant .........................   5,500        353
                                              ------
MISCELLANEOUS CONSUMER SERVICES -- 0.5%
Robert Half International* ......   4,800        185
                                              ------
OTHER HEALTH SERVICES -- 2.3%
McKesson ........................  17,300        828
                                              ------
PETROLEUM & FUEL PRODUCTS-- 2.4%
Phillips Petroleum ..............   4,500        638
USX-Marathon Group ..............   7,500        252
                                              ------
        Total Petroleum & Fuel Products          890
                                              ------
PRINTING & PUBLISHING -- 3.7%
Gannett .........................   3,600        218
New York Times, Class A .........   9,300        605
Tribune .........................   8,900        541
                                              ------
        Total Printing & Publishing            1,364
                                              ------
RETAIL -- 2.0%
TJX .............................  21,200        718
                                              ------
SEMI-CONDUCTORS/INSTRUMENTS-- 5.0%
Altera* .........................   4,600        158
Intel ...........................  14,400      1,166
Philips Electronics ADR .........   4,400        293
Texas Instruments ...............   3,600        197
                                              ------
        Total Semi-Conductors/Instruments      1,814
                                              ------
TELEPHONES & TELECOMMUNICATION-- 5.2%
Airtouch Communications* ........  24,900      1,092
Ameritech .......................   5,600        240
Bellsouth .......................   4,900        297
Tellabs* ........................   5,100        261
                                              ------
        Total Telephones & Telecommunication
         ........................              1,890
                                              ------
        Total Common Stocks
           (Cost $27,919) .......             33,959
                                              ------
                                     Face
GROWTH                              Amount      Value
PORTFOLIO (concluded)                (000)      (000)
-----------------------------------------------------
REPURCHASE AGREEMENTS -- 12.3%
Dresdner Government Securities (A)
    5.53%, dated 01/30/98, matures
    02/02/98, repurchase price
    $4,509,459 (collateralized by
    U.S. Treasury Note, par value
    $4,450,000, 5.875%, 01/31/99:
    market value $4,599,499) .... $ 4,507    $ 4,507
                                             -------
        Total Repurchase Agreements
           (Cost $4,507) ........              4,507
                                             -------
       Total Investments-- 105.2%
           (Cost $32,426) .......             38,466
                                             -------
OTHER ASSETS AND LIABILITIES, NET-- (5.2%)    (1,919)
                                             -------

NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value)
    based on 2,862,450 outstanding
    shares of beneficial
    interest .....................            28,096
Portfolio Shares of Class A
    (unlimited authorization --
    no par value) based on
    24,559 outstanding shares
    of beneficial interest .......               260
Distributions in Excess of Net
    Investment Income ............                (9)
Accumulated Net Realized Gain
    on Investments ...............             2,160
Net Unrealized Appreciation
    on Investments ...............             6,040
                                             -------
Total Net Assets-- 100.0% ........           $36,547
                                             =======
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I ...            $12.66
                                             =======
Net Asset Value and Redemption
    Price Per Share-- Class A ....            $12.51
                                             =======
Maximum Offering Price per Share --
    Class A ($12.51 / 94.25%) ....            $13.27
                                             =======

-----------------------------------------------------
* Non-income producing security
ADR -- American Depository Receipt
(A) Tri-Party Repurchase Agreement

    The accompanying notes are an integral part of the financial statements.
                                        2




STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

VALUE                                           Value
PORTFOLIO                           Shares      (000)
-----------------------------------------------------
COMMON STOCKS -- 96.2%
AIR TRANSPORTATION -- 2.9%
UAL* ............................  10,000     $  889
                                              ------
AIRCRAFT -- 2.6%
United Technologies .............  10,000        816
                                              ------
AUTOMOTIVE -- 7.4%
Chrysler ........................  12,810        446
Dana ............................  12,520        628
Eaton ...........................   6,000        538
Ford Motor ......................  13,285        678
                                              ------
        Total Automotive ........              2,290
                                              ------
BANKS -- 11.0%
Chase Manhattan .................   1,875        201
Citicorp ........................   3,900        464
First Union .....................  10,600        509
Fleet Financial Group ...........   7,800        559
Mellon Bank .....................  11,320        683
Norwest .........................  18,800        686
Peoples Heritage Financial Group    7,100        305
                                              ------
        Total Banks .............              3,407
                                              ------
BEAUTY PRODUCTS -- 1.1%
Procter & Gamble ................   4,300        337
                                              ------
BUILDING & CONSTRUCTION SUPPLIES -- 1.6%
Southdown .......................   7,800        492
                                              ------
COMPUTER SOFTWARE -- 1.4%
Computer Associates International   8,257        439
                                              ------
COMPUTERS & SERVICES -- 4.6%
Electronic Data Systems ........   14,000        583
International Business Machines .   3,000        296
Unisys* ........................   32,600        538
                                              ------
        Total Computers & Services             1,417
                                              ------
DRUGS -- 4.8%
Biogen* ........................    9,000        370
ICN Pharmaceuticals ............    9,200        473
Pharmacia & Upjohn .............   16,600        638
                                              ------
        Total Drugs ............               1,481
                                              ------

VALUE                                          Value
PORTFOLIO (continued)              Shares      (000)
-----------------------------------------------------
ELECTRICAL UTILITIES -- 3.6%
Atlantic Energy .................  35,000     $  711
Nipsco Industries ...............   7,860        401
                                              ------
        Total Electrical Utilities             1,112
                                              ------
ELECTRICAL & ELECTRONIC PRODUCTS -- 1.2%
General Electric ................   4,600        357
                                              ------
FINANCIAL SERVICES -- 9.2%
Fannie Mae ......................  11,830        731
Household International .........   4,800        598
MBNA ............................  20,782        646
Morgan Stanley, Dean Witter,
   Discover .....................  15,000        876
                                              ------
        Total Financial Services               2,851
                                              ------
FOOD, BEVERAGE & TOBACCO -- 2.0%
Interstate Bakeries .............  17,400        605
                                              ------
HOUSEHOLD PRODUCTS -- 2.9%
Maytag ..........................  23,500        903
                                              ------
INDUSTRIAL -- 1.8%
Textron .........................   4,000        239
Tyco International Limited ......   7,080        314
                                              ------
        Total Industrial ........                553
                                              ------
INSURANCE -- 3.6%
Allstate ........................   5,941        526
Sunamerica ......................  14,700        591
                                              ------
        Total Insurance .........              1,117
                                              ------
OFFICE FURNITURE & FIXTURES-- 3.6%
Hon Industries ..................   5,800        354
Knoll* ..........................  25,000        770
                                              ------
        Total Office Furniture & Fixtures      1,124
                                              ------
PAPER & PAPER PRODUCTS -- 1.0%
Fort James ......................   7,500        322
                                              ------
PETROLEUM & FUEL PRODUCTS-- 0.7%
Grey Wolf* ......................  47,000        214
                                              ------

    The accompanying notes are an integral part of the financial statements.
                                        3





STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

VALUE                                           Value
PORTFOLIO (continued)               Shares      (000)
-----------------------------------------------------
PETROLEUM REFINING -- 7.5%
Exxon ...........................  10,000     $  593
Mobil ...........................   4,000        273
Pacific Enterprises .............  11,230        405
Sun .............................  27,000      1,046
                                              ------
        Total Petroleum Refining               2,317
                                              ------
PRINTING & PUBLISHING -- 1.7%
Scitex Limited .................   55,000        540
                                              ------
PROFESSIONAL SERVICES -- 1.4%
Dun & Bradstreet ...............   14,000        446
                                              ------
RETAIL -- 6.1%
Albertson's ....................    9,000        429
Family Dollar Stores ...........   14,250        454
Office Depot* ..................   30,000        668
Sears Roebuck ..................    7,500        345
                                              ------
        Total Retail ............              1,896
                                              ------
SEMI-CONDUCTORS/INSTRUMENTS-- 2.1%
LSI Logic* .....................   13,000        312
Texas Instruments ..............    6,000        328
                                              ------
        Total Semi-Conductors/
           Instruments .........                 640
                                              ------
TELEPHONES & TELECOMMUNICATION-- 6.1%
Aliant Communications ...........  12,000        375
BCE .............................  17,500        547
Bell Atlantic ...................   5,470        506
US West .........................   9,560        460
                                              ------
        Total Telephones &
           Telecommunication ....              1,888
                                              ------
TRANSPORTATION SERVICES -- 2.0%
CNF Transportation ..............  13,595        621
                                              ------
WATER UTILITIES -- 2.3%
Aquarion ........................  21,000        728
                                              ------
        Total Common Stocks
           (Cost $21,219) .......             29,802
                                              ------

VALUE                                 Face      Value
PORTFOLIO (concluded)            Amount (000)   (000)
-----------------------------------------------------
CASH EQUIVALENTS -- 4.9%
Corefund Elite Cash Reserve
    5.410%, ...................   $ 1,505    $ 1,505
                                             -------
        Total Cash Equivalents
           (Cost $1,505) ......                1,505
                                             -------
        Total Investments-- 101.1%
           (Cost $22,724) .....               31,307
                                             -------
OTHER ASSETS AND LIABILITIES, NET-- (1.1%)      (334)
                                             -------
NET ASSETS:
Portfolio Shares of Class I
    (unlimited authorization --
    no par value) based on
    3,315,336 outstanding
    shares of beneficial
    interest ..................               20,069
Portfolio Shares of Class A
    (unlimited authorization --
    no par value) based on
    5,536 outstanding shares
    of beneficial interest .....                  60
Undistributed Net Investment Income               24
Accumulated Net Realized Gain
    on Investments .............               2,237
Net Unrealized Appreciation
    on Investments .............               8,583
                                             -------
Total Net Assets-- 100.0%                    $30,973
                                             =======
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I ..              $9.33
                                             =======
Net Asset Value and Redemption
    Price Per Share-- Class A ...              $9.32
                                             =======
Maximum Offering Price per Share --
    Class A ($9.32 / 94.25%) ....              $9.89
                                             =======

-----------------------------------------------------
* Non-income producing securities

    The accompanying notes are an integral part of the financial statements.
                                        4


STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

                                    Face
INTERMEDIATE-TERM INCOME            Amount     Value
PORTFOLIO                           (000)      (000)
-----------------------------------------------------
CORPORATE OBLIGATIONS -- 28.7%
BANKING -- 2.4%
Bank of Montreal
    10.000%,  09/01/98 .........  $ 1,000    $ 1,024
Huntington National
    6.050%,  08/25/99 ..........    2,000      2,008
                                             -------
        Total Banking ..........               3,032
                                             -------
FINANCIAL SERVICES -- 8.5%
American Express Credit
    8.500%,  06/15/99 ..........      500        518
Associates Corporation of North America
    8.550%,  07/15/09 ..........    2,000      2,350
Chrysler Financial
   13.250%,  10/15/99 ..........    1,000      1,118
    6.950%,  03/25/02 ..........    3,000      3,097
Ford Motor Credit
    6.250%,  11/08/00 ..........    1,000      1,011
    8.200%,  02/15/02 ..........    1,000      1,079
Household Finance
    9.950%,  03/08/01 ..........      500        557
Lehman Brothers Holding
    5.750%,  02/15/98 ..........    1,000      1,000
                                             -------
        Total Financial Services              10,730
                                             -------
INDUSTRIAL -- 15.9%
Archer Daniels Midland
    10.250%,  01/15/06 .........    1,000      1,260
Eli Lilly
    8.375%,  12/01/06 ..........    1,000      1,156
Hertz
    7.000%,  05/01/02 ..........    2,800      2,873
Honeywell
    6.750%,  03/15/02 ..........    4,000      4,110
International Lease Finance
    6.270%,  02/10/99 ..........    1,725      1,734
Kaiser Permanente
    9.550%,  07/15/05 ..........    1,390      1,668
Philip Morris
    7.000%,  07/15/05 ..........    1,500      1,534
RR Donnelley & Sons
    9.125%,  12/01/00 ..........      500        544
    6.700%,  07/05/05 ..........    1,000      1,033
Union Pacific, Callable
    01/15/01 @ 100
    6.125%,  01/15/04 ..........    1,000        993
US Airways
    6.760%,  04/15/08 ..........      950        981
WMX Technologies
    7.000%,  05/15/05 ..........    2,000      2,060
                                            --------
        Total Industrial .......              19,946
                                            --------
                                    Face
INTERMEDIATE-TERM INCOME            Amount     Value
PORTFOLIO (continued)               (000)      (000)
-----------------------------------------------------
UTILITIES -- 1.9%
Consolidated Edison of NY
    6.500%,  02/01/01 ..........  $ 1,000    $ 1,020
Pacific Gas and Electric
    8.750%,  01/01/01 ..........    1,300      1,404
                                            --------
        Total Utilities ........               2,424
                                            --------
        Total Corporate Obligations
           (Cost $35,290) ......              36,132
                                            --------


U.S. GOVERNMENT AGENCY BONDS -- 4.8%
FHLMC
    6.310%,  02/23/04 ..........    2,000      2,000
FNMA
    6.860%,  04/24/00 ..........    1,500      1,504
    5.990%,  10/01/03 ..........    1,500      1,495
SLMA
    6.050%,  09/14/00 ..........    1,000      1,013
                                            --------
        Total U.S. Government Agency Bonds
           (Cost $5,961) .......               6,012
                                            --------


U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS -- 20.2%
FHLMC, Remic, Ser 1688, Cl M
    6.000%,  08/15/13 ..........    5,168      5,125
FHLMC, Remic, Ser 1895, Cl B
    7.500%,  12/15/23 ..........    3,000      3,111
FNMA, Pool # 379760
    6.500%,  08/01/12 ..........    6,314      6,282
FNMA, Pool # 109138
    7.040%,  08/01/15 ..........    1,415      1,541
FNMA, Pool # 109159
    6.720%,  11/01/15 ..........    2,486      2,522
FNMA, Remic, Ser 1993-131, Cl B
    5.750%,  06/25/06 ..........      788        785
FNMA, Remic, Ser 1993-M1, Cl A
    6.910%,  04/25/20 ..........    1,027      1,027
FNMA, Series 1997-80, Cl FK
    6.106%,  02/25/24 ..........    5,000      5,003
                                            --------
        Total U.S. Agency Mortgage-
           Backed Obligations
           (Cost $25,267) ......              25,396
                                            --------

    The accompanying notes are an integral part of the financial statements.

                                        5

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited
                                     Face
INTERMEDIATE-TERM INCOME            Amount     Value
PORTFOLIO (continued)               (000)      (000)
-----------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 41.5%
U.S. Treasury Bond
    6.000%,  08/15/99 .........   $ 8,000    $ 8,074
U.S. Treasury Notes
    7.875%,  04/15/98 .........     2,300      2,312
    7.000%,  04/15/99 .........     5,000      5,094
    7.750%,  02/15/01 .........    11,500     12,257
    6.250%,  04/30/01 .........     3,000      3,076
    7.500%,  05/15/02 .........     2,700      2,911
    6.375%,  08/15/02 .........    10,000     10,377
    7.875%,  11/15/04 .........     3,600      4,078
    5.875%,  11/15/05 .........     3,000      3,061
    6.625%,  05/15/07 .........     1,000      1,076
                                            --------
       Total U.S. Treasury Obligations
           (Cost $50,987) .....               52,316
                                            --------
ASSET-BACKED SECURITIES -- 2.1%
Bay View Auto Trust, Ser 1997-RA1, Cl A1,
    Callable 01/01/98 @ 100
    6.290%,  12/15/01 ........        924        925
WFS Financial Owner Trust 1996-B A3
    6.650%,  08/20/00 ........      1,790      1,797
                                            --------
        Total Asset-Backed Securities
           (Cost $2,714) .....                 2,722
                                            --------
REPURCHASE AGREEMENTS -- 1.7%
Dresdner Government Securities (A)
    5.53%, dated 01/30/98,
    matures 02/02/98,
    repurchase price
    $2,164,266
    (collateralized by
    U.S. Treasury Note,
    par value $2,135,000,
    5.875%, 01/31/99:
    market value $2,206,726) ...    2,163      2,163
                                            --------
        Total Repurchase Agreements
           (Cost $2,163) .......               2,163
                                            --------
        Total Investments-- 99.0%
           (Cost $122,382) .....             124,741
                                            --------
OTHER ASSETS AND LIABILITIES, NET-- 1.0%       1,259
                                            --------

INTERMEDIATE-TERM INCOME                      Value
PORTFOLIO (concluded)                          (000)
----------------------------------------------------
NET ASSETS:
Portfolio Shares of Class I
    (unlimited authorization --
    no par value) based on
    12,538,261 outstanding
    shares of beneficial
    interest ...................            $124,528
Portfolio Shares of Class A (unlimited
    authorization -- no par value) based
    on 6,345 outstanding shares
    of beneficial interest .....                  75
Distributions in Excess of Net
    Investment Income ..........                  (1)
Accumulated Net Realized Loss
    on Investments .............                (961)
Net Unrealized Appreciation
    on Investments .............               2,359
                                           ---------
Total Net Assets-- 100.0% ......            $126,000
                                           =========
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I .              $10.04
                                           =========
Net Asset Value and Redemption
    Price Per Share-- Class A ..              $10.04
                                           =========
Maximum Offering Price per Share --
    Class A ($10.04 / 95.5%) ....             $10.51
                                           =========

----------------------------------------------------
Cl --Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
SLMA -- Student Loan Marketing Association
(A) Tri-Party Repurchase Agreement

    The accompanying notes are an integral part of the financial statements.
                                        6

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

                                      Face
MICHIGAN TAX FREE BOND               Amount     Value
PORTFOLIO                            (000)      (000)
-----------------------------------------------------
MUNICIPAL BONDS -- 98.4%
MICHIGAN -- 98.4%
Alpena County, GO, AMBAC
    5.450%,  06/01/01 .........    $  250     $  262
Anchor Bay School District, GO, MBIA
    6.000%,  05/01/03 .........       870        948
Ann Arbor, Water Supply System,
    RB, MBIA
    7.375%,  02/01/02 .........     1,000      1,121
Auburn Hills Finance Authority, Tax
    Allocation RB, Series A (A)
    7.000%,  05/01/00 .........       300        305
Avondale School District, GO
    6.600%,  05/01/05 .........       200        216
    6.700%,  05/01/06 .........       200        216
Big Rapids Public School District,
    GO, FGIC
    7.300%,  05/01/05 .........       250        299
Calhoun County, GO, AMBAC
    4.950%,  07/01/03 .........     1,000      1,044
Central Michigan State University,
    RB, FGIC
    5.200%,  10/01/09 .........       860        909
Cheboygan Area School District,
    GO, MBIA
    6.000%,  05/01/02 .........       260        280
Chippewa Valley School District, GO,
    Pre-refunded @ 101.50, FGIC (B)
    6.200%,  05/01/01 .........       250        270
Clarkston Community Schools, GO, FGIC
    5.800%,  05/01/13 .........     1,000      1,070
Clinton County Building Authority, GO,
    Macomb County Project, Series A,
    Pre-refunded @ 102, AMBAC (B)
    6.400%,  11/01/01 .........       250        275
De Witt Public Schools, GO,
    Pre-refunded @ 101.5 (B)
    6.600%,  05/01/01 .........       300        327
De Witt Public Schools, GO, AMBAC
    6.000%,  05/01/03 .........       935      1,019
Dearborn Municipal Building Authority,
    GO, AMBAC
    7.000%,  06/01/01 .........       300        328
    7.000%,  06/01/02 .........       475        531
    7.000%,  06/01/03 .........       505        575
Detroit Distributable State Aid,
    GO, AMBAC
    5.000%,  05/01/05 .........       200        209

                                     Face
MICHIGAN TAX FREE BOND               Amount     Value
PORTFOLIO (continued)                (000)      (000)
------------------------------------------------------
Detroit GO, AMBAC
    5.250%,  05/01/08 .........   $ 1,000    $ 1,065
Detroit GO, Pre-refunded @ 102 (B)
    8.000%,  04/01/01 .........     1,000      1,136
Detroit School District, GO
    6.250%,  05/01/12 .........       850        914
Detroit Sewer Disposal, RB,
    Pre-refunded @ 101.5 (B)
    7.250%,  07/01/99 .........       200        212
Detroit Water Supply System,
    RB, FGIC
    6.250%,  07/01/07 .........       500        539
Detroit Water Supply System,
    Second Lien RB, Series A, MBIA
    5.100%,  07/01/07 .........       500        531
East Lansing, Refunded GO, Series B
    4.850%,  10/01/07 .........       315        318
Ferris State University, RB, AMBAC
    5.400%,  10/01/09 .........       675        724
Flat Rock Community School District,
    GO, MBIA
    7.750%,  05/01/04 .........       675        810
Flint, GO, MBIA
    6.000%,  11/01/03 .........     1,040      1,143
Fraser Public School District,
    GO, AMBAC
    6.550%,  05/01/99 .........       100        103
Gobles Public Schools, GO, AMBAC
    5.300%,  05/01/06 .........       210        215
    5.400%,  05/01/07 .........       235        241
Grand Rapids Building Authority, RB
    5.375%,  04/01/07 .........       200        212
Grand Rapids Downtown
    Development Authority, Tax
    Allocation RB, MBIA
    6.600%,  06/01/08 .........       200        228
Grand Rapids Water Supply, RB,
    FGIC, Escrowed to Maturity
    6.400%,  01/01/05 .........     1,000      1,079
Grand Valley, Michigan State
    University, RB, MBIA
    4.300%,  10/01/01 .........       500        505
Grandville Public School District, GO
    4.000%,  05/01/99 .........       345        346
Haslett Public School District,
    GO, MBIA
    6.000%,  05/01/02 .........       310        334
    6.000%,  05/01/03 .........       310        338

    The accompanying notes are an integral part of the financial statements.
                                        7

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

                                     Face
MICHIGAN TAX FREE BOND               Amount     Value
PORTFOLIO (continued)                (000)      (000)
-----------------------------------------------------
Howell Public Schools, GO, FGIC
    5.000%,  05/01/08 .........   $ 1,000    $ 1,037
Ingham County, Proctor Drain
    System Project, GO
    7.100%,  02/01/01 .........       180        186
Iron Mountain Finance Authority,
    GO, AMBAC
    5.000%,  05/01/05 .........       250        261
Johannesburg-Lewiston Area Schools,
    GO, AMBAC
    6.750%,  05/01/02 .........       280        310
    6.750%,  05/01/03 .........       320        360
    6.000%,  05/01/04 .........       365        403
Kalamazoo Hospital Finance Authority,
    RB, Borgess Medical Center,
    Series A, AMBAC
    5.000%,  06/01/04 .........     1,000      1,044
Kalamazoo Water Supply System
    Project, RB
    6.000%,  09/01/07 .........       425        458
Kalamazoo, City School District,
    GO, FGIC
    4.550%,  05/01/01 .........     1,000      1,017
Kent County, Building Authority, GO
    5.000%,  12/01/06 .........       500        525
    5.100%,  12/01/07 .........       500        527
Kent Hospital Authority, RB, Mary
    Free Bed Project, Series A
    6.250%,  04/01/03 .........       250        265
Kentwood, Public School System, GO
    5.900%,  05/01/04 .........       380        413
Kentwood, Public School System, GO,
    Pre-refunded @ 102 (B)
    5.900%,  05/01/02 .........       370        402
Lansing Building Authority, GO,
    Escrowed to Maturity
    7.100%,  06/01/02 ........        100        112
Lansing Finance Authority, GO
    6.100%,  10/01/03 ........        250        274
Lincoln School District, GO, FGIC,
    Escrowed to Maturity
    5.750%,  05/01/09 ........        900        975
Livonia Municipal Building Authority, RB
    5.750%,  06/01/04 ........        250        269
Livonia Public School District, GO
    5.450%,  05/01/01 ........        200        208

                                     Face
MICHIGAN TAX FREE BOND               Amount     Value
PORTFOLIO (continued)                (000)      (000)
-----------------------------------------------------
Livonia Water Supply & Wastewater
    System, RB, AMBAC
    5.200%,  11/01/09 ........    $ 1,000    $ 1,031
Macomb County Community College, GO
    4.625%,  05/01/99 ........        835        843
Michigan State University, RB,
    Series A
    6.125%,  08/15/07 ........      1,250      1,350
Montague Public School District, GO, FSA
    5.125%,  05/01/06 ........        300        316
    5.125%,  05/01/08 ........        300        313
Northville Public Schools, GO, FGIC
    5.000%,  05/01/10 ........        500        514
Oak Park, GO, ABMAC
    5.200%,  05/01/06 ........        250        265
Oakland County, Acacia Park
    Drain District, GO, MBIA
    8.000%,  10/01/99 ........        125        133
    8.000%,  10/01/00 ........        110        121
Oakland County, Birmingham
    Drain District, GO
    7.500%,  10/01/01 ........        325        364
Oakland County, Birmingham
    Drain District, GO, Series C
    7.500%,  10/01/99 ........        230        244
    7.500%,  10/01/00 ........        325        354
Oakland County, Bloomfield
    Drain District, GO, Series C
    8.000%,  10/01/98 ........        200        206
    7.500%,  10/01/99 ........        200        211
    7.500%,  10/01/00 ........        300        326
    7.500%,  10/01/01 ........        275        307
Oakland County, Caddell Drainage
    District, GO
    6.300%,  11/01/99 ........        100        103
Oakland County, Economic Development
    Authority, RB, Cranbrook
    Elderly Community  Project
    6.375%,  11/01/14 ........      1,000      1,124
Oakland County, GO
    6.500%,  11/01/05                 500        524
Okemos Public School District,
    GO, Series I
    6.300%,  05/01/00 .......         750        789
Pewamo Westphalia School District,
    GO, FGIC
    5.000%,  05/01/06 ........        275        290

    The accompanying notes are an integral part of the financial statements.
                                        8

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

                                      Face
MICHIGAN TAX FREE BOND               Amount     Value
PORTFOLIO (continued)                (000)      (000)
-----------------------------------------------------
Plymouth-Canton Community School
    District, GO, Series B
    6.250%,  05/01/02 ........    $ 1,400    $ 1,501
Plymouth-Canton Community School
    District, GO, Series C
    5.900%,  05/01/02 .........       250        268
    6.200%,  05/01/05 .........       250        273
Plymouth-Canton Community School
    District, GO, Series B
    6.350%,  05/01/03 .........       300        322
Pontiac Building Authority, GO, AMBAC
    6.400%,  04/01/00 .........       110        116
Pontiac Building Authority, GO, AMBAC,
    Pre-refunded @ 101 (B)
    6.875%,  04/01/01 .........       200        219
Redford Township, GO, AMBAC
    6.750%,  04/01/06 .........       200        223
Riverview Community School District, GO,
    Pre-refunded @ 101.50, FGIC (B)
    6.400%,  05/01/02 .........       250        276
Rochester Community School District, RB,
    Pre-refunded @ 101 (B)
    7.150%,  05/01/98 .........       200        204
Rochester Hills, GO
    5.500%,  11/01/06 .........       250        264
    5.500%,  11/01/07 .........       250        263
Rochester Michigan Comunity
    School District, GO, MBIA
    5.500%,  05/01/06 .........     1,000      1,091
Romeo Community School District, GO,
    Pre-refunded @ 101 (B)
    6.900%,  05/01/00 .........       100        107
Royal Oak City School District, GO,
    Pre-refunded  @ 101.50 (B)
    6.500%,  05/01/01 .........       230        250
Royal Oak Hospital Finance Authority, RB,
    Pre-refunded @ 100 (B)
    7.750%,  01/01/00 .........       120        128
Saline Building Authority, GO, AMBAC
    7.000%,  07/01/05 .........       100        111
South Lyon School District, GO
    6.100%,  05/01/00 .........       100        105
    6.500%,  05/01/05 .........       350        381
State Building Authority, GO, Ferris State
    University, Series 1,
    Pre-refunded @ 101.50 (B)
    6.750%,  10/01/00 .........       250        271

                                      Face
MICHIGAN TAX FREE BOND               Amount     Value
PORTFOLIO (continued)                (000)      (000)
-----------------------------------------------------
State Building Authority, RB
    5.000%,  04/01/01 .........    $  500     $  516
State Building Authority, RB, AMBAC
    6.750%,  10/01/07 .........       245        272
State Building Authority, RB,
    Series I
    6.400%,  10/01/04 .........       650        710
    6.500%,  10/01/05 .........       500        547
State Building Authority, RB,
    Series I, AMBAC
    6.000%,  10/01/02 .........       300        325
    5.500%,  10/01/07 .........     1,000      1,090
State Building Authority, RB,
    Series II
    5.900%,  10/01/99 .........       100        103
    6.000%,  10/01/00 .........       100        105
    6.500%,  10/01/05 .........       120        131
State Building Authority, RB,
    Series II, AMBAC
    6.250%,  10/01/04 .........       300        327
State Building Authority, RB,
    Series II, FSA
    6.200%,  10/01/02 .........       250        272
State Hospital Authority, RB, Detroit
    Medical Center, Series A
    6.900%,  08/15/99 .........       160        166
    7.100%,  08/15/01 .........       165        179
State Hospital Authority, RB,
    Henry Ford Health Center,
    Series A
    5.100%,  11/15/07 .........       600        627
State Hospital Finance Authority, RB,
    Detroit Medical Center Project
    6.250%,  08/15/13 .........       675        725
State Hospital Finance Authority,
    RB, FSA
    5.500%,  06/01/08 .........     1,400      1,515
State Hospital Finance Authority, RB,
    Mclaren Group, Series A
    5.000%,  10/15/04 .........     1,000      1,024
    5.200%,  10/15/06 .........       750        772
State Hospital Finance Authority, RB,
    Mclaren Group, Series A,
    Escrowed to Maturity
    7.200%,  09/15/00 .........       200        216
State Hospital Finance Authority, RB,
    Mercy Health Services,
    Series Q, AMBAC
    4.450%,  08/15/00 .........       775        785

    The accompanying notes are an integral part of the financial statements.
                                        9


STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

                                    Face
MICHIGAN TAX FREE BOND              Amount     Value
PORTFOLIO (continued)               (000)      (000)
-----------------------------------------------------
State Hospital Finance Authority, RB,
    Sisters of Mercy Project, MBIA
    4.900%,  08/15/05 ..........   $1,000     $1,038
State Hospital Finance Authority, RB,
    Sparrow Group, MBIA
    5.200%,  11/15/07 ..........      480        510
    5.300%,  11/15/08 ..........      450        481
    5.400%,  11/15/09 ..........      450        483
State Housing Development Authority,
    RB, Greenwood Villa Project, FSA
    6.500%,  09/15/07 ..........      160        174
State Municipal Bond Authority, RB
    State Revolving Fund
    5.150%,  10/01/08 ..........    1,000      1,041
State Municipal Bond Authority, RB
    State Revolving Fund, Series A
    6.000%,  10/01/02 ..........    1,000      1,085
State Municipal Bond Authority,
    RB, Series A
    6.500%,  05/01/07 ..........      250        278
State Municipal Bond Authority, RB,
    State Revolving Fund
    5.500%,  10/01/06 ..........      810        881
State Oakwood Hospital Group, RB,
    FGIC, Pre-refunded @ 102 (B)
    7.000%,  07/01/00 ..........      500        544
State Power Supply System, RB, MBIA
    5.800%,  11/01/05 ..........      400        441
State Public Power Agency, RB,
    Belle River Project, Series A
    5.400%,  01/01/01 ..........      250        260
    5.200%,  01/01/04 ..........      300        315
State Public Power Agency, RB,
    Campbell Project, Series A, AMBAC
    5.500%,  01/01/06 ..........      500        538
State Public Power Project, RB,
    Series A, AMBAC
    5.000%,  01/01/03 ..........      500        519
State Sisters Mercy Health System,
    RB, FSA
    5.700%,  02/15/01 ..........      250        262
State St. John Hospital, RB,
    Series A, AMBAC
    5.650%,  05/15/03 ..........      300        322
State St. John Medical Center,
    RB, AMBAC
    5.000%,  05/15/04 ..........      750        782

                                     Face
MICHIGAN TAX FREE BOND               Amount     Value
PORTFOLIO (continued)                (000)      (000)
-----------------------------------------------------
State Strategic Fund, RB,
    Ford Motor Project, Series A
    7.100%,  02/01/06 ..........   $  350     $  414
State Strategic Fund, RB,
    NSF Internal
    Project, Series A (A)
    5.400%,  08/01/10 ..........    1,105      1,145
    5.500%,  08/01/11 ..........    1,065      1,105
State Trunk Line, RB, Series A
    5.625%,  10/01/03 ..........      500        537
State Trunk Line, RB, Series B-2
    5.750%,  10/01/04 ..........      350        378
State Underground Storage Tank
    Financial Assurance Authority,
    RB, Series I, AMBAC
    5.000%,  05/01/01 ..........    1,000      1,030
Traverse City Area Public Schools,
    GO, Series I,
    Pre-refunded @ 102 (B)
    7.000%,  05/01/01 ..........      100        110
Traverse City Area Public Schools,
    GO, Series I, MBIA
    7.250%,  05/01/05 ...........     950      1,132
Traverse City Area Public Schools,
    GO, Series II,
    Pre-refunded @ 101.50 (B)
    7.000%,  05/01/01 ...........     200        221
Troy City School District, GO,
    Pre-refunded @ 101.5 (B)
    6.000%,  05/01/01 ...........     250        268
Troy Michigan City School
    District, GO
    4.750%,  05/01/08 ...........   1,000      1,025
University of Michigan, RB
    5.800%,  12/01/05 ...........     400        434
University of Michigan, RB,
    Major Capital Projects
    5.300%,  04/01/05 ...........     250        266
Utica Community Schools, GO
    5.375%,  05/01/02 ...........     200        210
    5.750%,  05/01/07 ...........     500        543
Walled Lake School District,
    GO, MBIA
    5.500%,  05/01/02 ...........     500        528
Walled Lake School District, GO,
    Series II,
    Pre-refunded @ 102 (B)
    7.100%,  05/01/00 ...........     100        109
Warren Building Authority, RB,
    Pre-refunded @ 102, FSA (B)
    8.750%,  11/01/00 ...........     100        114
Warren Woods Public School System,
    Pre-refunded @ 100.50 (B)
    7.200%,  06/01/00 ...........     100        108

    The accompanying notes are an integral part of the financial statements.
                                       10

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

                                    Face
MICHIGAN TAX FREE BOND              Amount     Value
PORTFOLIO (continued)               (000)      (000)
-----------------------------------------------------
Washtenaw Community College,
    GO, Series A
    4.900%,  04/01/06 ..........  $ 1,200   $  1,251
Waterford Township School
    District, GO
    4.850%,  06/01/10 ...........   1,450      1,474
Wayne Charter County, Airport RB,
    Detroit Metro Airport,
    Series A, MBIA
    6.400%,  12/01/01 ...........     200        217
Wayne County, Building Authority,
    GO, Capital Improvements,
    Series A, MBIA
    5.625%,  06/01/04 ...........   1,000      1,083
Western Townships Utility Authority,
    GO, FSA, Escrowed to Maturity
    5.900%,  01/01/99 ...........     160        163
Wixon County, GO, AMBAC
    4.750%,  05/01/11 ...........   1,000        998
Wyandotte Building Authority, RB
    7.000%,  01/01/03 ...........     100        113
Wyandotte Electric Authority,
    RB, MBIA
    6.250%,  10/01/08 ...........   1,700      1,959
Wyandotte Finance Authority,
    Tax Allocation RB, MBIA
    6.100%,  06/01/02 ...........     500        541
                                            --------
        Total Michigan ..........             84,181
                                            --------
        Total Municipal Bonds
           (Cost $80,434) .......             84,181
                                            --------
CASH EQUIVALENTS -- 0.7%
SEI Institutional Tax Free Portfolio
    3.400%, ......................    596        596
                                            --------
        Total Cash Equivalents
           (Cost $596) ...........               596
                                            --------
        Total Investments-- 99.1%
           (Cost $81,030) ........            84,777
                                            --------
OTHER ASSETS AND LIABILITIES, NET-- 0.9%         789
                                            --------

MICHIGAN TAX FREE BOND                        Value
PORTFOLIO (concluded)                          (000)
-----------------------------------------------------
NET ASSETS:
Portfolio Shares of Class I
    (unlimited authorization --
    no par value) based on
    8,356,859 outstanding
    shares of beneficial
    interest ......................          $81,808
Portfolio Shares of Class A
    (unlimited authorization --
    no par value) based on
    958 outstanding shares
    of beneficial interest ........                8
Accumulated Net Realized Gain
    on Investments ................                3
Net Unrealized Appreciation
    on Investments ................            3,747
                                            --------
Total Net Assets-- 100.0% .........          $85,566
                                            ========
Net Asset Value, Offering and Redemption
    Price Per Share-- Class I .....           $10.24
                                            ========
Net Asset Value and Redemption
    Price Per Share-- Class A .....           $10.24
                                            ========
Maximum Offering Price per Share --
    Class A ($10.24 / 95.5%) ......           $10.72
                                            ========

----------------------------------------------------
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FSA -- Financial Security Assurance
GO -- General Obligation Bond
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
(A) Security is held in connection with a letter of
    credit or standby bond purchase agreement issued
    by a major commercial bank or other financial
    institution.
(B) Pre-refunded Security. The pre-refunded
    date is shown as the maturity date on the
    Statement of Net Assets.

    The accompanying notes are an integral part of the financial statements.
                                       11

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

                                     Face
PRIME OBLIGATION MONEY               Amount     Value
MARKET PORTFOLIO                     (000)      (000)
-----------------------------------------------------
COMMERCIAL PAPER -- 66.6%
BANKING -- 4.5%
Nationsbank
    5.670%,  03/20/98 .........   $ 3,000    $ 2,978
Svenska Handelsbankev, NY
5.750%,  03/09/98 .............     3,000      2,983
                                             -------
        Total Banking .........                5,961
                                             -------
FINANCIAL SERVICES -- 50.6%
BCI Funding
    5.750%,  03/05/98 .........     3,000      2,985
Bear Stearns
    5.540%,  02/09/98 .........     4,500      4,494
Beneficial
    5.580%,  02/24/98 .........     3,000      2,989
Centric Capital
    5.950%,  02/23/98 .........     3,000      2,989
Commoloco
    5.600%,  04/15/98 .........     3,000      2,966
Enterprise Funding
    5.560%,  02/27/98 .........     4,500      4,482
Eureka Securities
    5.580%,  03/16/98 .........     4,500      4,470
Falcon Asset Securitization
    5.750%,  02/23/98 .........     3,050      3,039
Ford Motor Credit
    5.450%,  04/20/98 .........     4,065      4,017
General Electric Capital
    5.580%,  04/15/98 .........     3,000      2,966
General Electric Financial Assurance
    5.450%,  04/21/98 .........     2,500      2,470
General Motors Acceptance
    5.590%,  02/04/98 .........     3,500      3,498
General Re
    5.760%,  03/27/98 .........     3,000      2,974
Island Finance
    5.900%,  02/12/98 .........     3,675      3,668
Kitty Hawk Funding
    5.750%,  03/02/98 .........     3,000      2,986
Merrill Lynch
    5.450%,  03/17/98 .........     2,290      2,275
Mont Blanc Capital
    5.580%,  02/25/98 .........     4,500      4,483
New Center Asset Trust
    5.780%,  03/13/98 .........     3,500      3,478

                                     Face
PRIME OBLIGATION MONEY               Amount     Value
MARKET PORTFOLIO  (continued)        (000)      (000)
-----------------------------------------------------
Prudential Funding
    5.700%,  03/16/98 .........   $ 3,000    $ 2,980
Ranger Funding
    5.600%,  02/06/98 .........       500        500
Rose Funding
    5.670%,  02/12/98 .........     3,000      2,995
Unifunding
    5.580%,  02/02/98 .........       300        300
                                             -------
        Total Financial Services              68,004
                                             -------
INDUSTRIAL -- 11.5%
Aon
    5.770%,  03/18/98 .........     3,500      3,475
Avon Capital
    5.560%,  02/05/98 .........     2,050      2,049
Chevron Transport
    5.700%,  02/13/98 .........     3,000      2,994
Colgate-Palmolive
    5.700%,  03/04/98 .........     3,500      3,483
Glaxo Wellcome PLC
    5.730%,  03/16/98 .........     3,500      3,476
                                             -------
        Total Industrial ......               15,477
                                             -------
        Total Commercial Paper
           (Cost $89,442) .....               89,442
                                             -------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.7%
FNMA (A)
    5.389%,  02/25/98 .........     9,000      9,000
                                             -------
        Total U.S. Government Agency Obligations
           (Cost $9,000) ......                9,000
                                             -------
FLOATING RATE INSTRUMENTS -- 4.5%
Peoples Security Life (A)
    5.880%,  02/01/98 .........     3,000      3,000
Travelers Insurance (A)
    5.956%,  04/01/98 .........     3,000      3,000
                                             -------
        Total Floating Rate Instruments
           (Cost $6,000) ......                6,000
                                             -------

    The accompanying notes are an integral part of the financial statements.
                                       12

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

                                     Face
PRIME OBLIGATION MONEY               Amount     Value
MARKET PORTFOLIO  (continued)        (000)      (000)
-----------------------------------------------------
CERTIFICATES OF DEPOSIT -- 13.4%
Bank Nova Scotia
    5.830%,  10/02/98 .........   $ 3,000   $  2,997
Barclays Bank
    5.840%,  03/09/98 .........     2,500      2,499
Chase Manhattan
    5.750%,  02/11/98 .........     3,000      3,000
International Nederlanden Bank
    5.840%,  03/09/98 .........     3,000      3,000
Swiss Bank
    5.690%,  01/07/99 .........     4,000      3,998
Wilmington Trust
    5.847%,  05/29/98 .........     2,500      2,500
                                            --------
        Total Certificates of Deposit
           (Cost $17,994) .....               17,994
                                            --------
CORPORATE BONDS -- 3.7%
Bank of America (A)
    5.650%,  04/16/98 .........     5,000      4,999
                                            --------
        Total Corporate Bonds
           (Cost $4,999) ......                4,999
                                            --------
BANK NOTES -- 5.2%
BankBoston
    5.690%,  07/06/98 .........     4,500      4,500
Morgan Guaranty
    5.955%,  06/22/98 .........     2,500      2,500
                                            --------
        Total Bank Notes
           (Cost $7,000) ......                7,000
                                            --------
        Total Investments-- 100.1%
           (Cost $134,435) ....              134,435
                                            --------
OTHER ASSETS AND LIABILITIES, NET-- (0.1%)       (77)
                                            --------

PRIME OBLIGATION MONEY                         Value
MARKET PORTFOLIO  (concluded)                  (000)
-----------------------------------------------------
NET ASSETS:
Portfolio Shares of Class I
    (unlimited authorization --
    no par value) based on
    127,985,719 outstanding
    shares of beneficial
    interest ...................            $127,985
Portfolio Shares of Class A
    (unlimited authorization --
    no par value) based on
    6,381,885 outstanding shares
    of beneficial interest .....               6,382
Accumulated Net Realized Loss
    on Investments .............                  (9)
                                            --------
Total Net Assets-- 100.0%                   $134,358
                                            ========
Net Asset Value, Offering and Redemption
    Price Per Share-- Class I                  $1.00
                                            ========
Net Asset Value, Offering and Redemption
    Price Per Share-- Class A                  $1.00
                                            ========

----------------------------------------------------
FNMA -- Federal National Mortgage Association
(A)  Variable Rate Security -- The rate reported in the
     Statement of Net Assets is the rate in effect on January 31, 1998.

    The accompanying notes are an integral part of the financial statements.

                       This page left intentionally blank.

STATEMENT OF OPERATIONS (000)                         GOLDEN OAK FAMILY OF FUNDS
For the Year Ended January 31, 1998 (except where noted)               Unaudited

                                                                 INTERMEDIATE-TERM     MICHIGAN     PRIME OBLIGATION
                                          GROWTH        VALUE         INCOME         TAX FREE BOND    MONEY MARKET
                                         PORTFOLIO  PORTFOLIO (2)    PORTFOLIO       PORTFOLIO (2)      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
 Investment Income:
   Dividend Income ...................    $ 282         $ 288         $  --            $  --            $  --
   Interest Income ...................      112            27          7,746            2,551            7,837
---------------------------------------------------------------------------------------------------------------------
     Total Investment Income .........      394           315          7,746            2,551            7,837
---------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ..........      122            51            614              252              311
   Less: Waiver of Investment
     Advisory Fees ...................       (1)           (5)          (189)             (84)            (277)
   Investment Sub-Advisory Fees ......      144            78             --               --              104
   Administration Fees ...............       72            35            246              101              276
   Less: Waiver of
     Administration Fees .............       --            --             --               --               (7)
   Transfer Agent Fees ...............       30            18             44               22               48
   Custodian Fees ....................        3             2             14                6               18
   Professional Fees .................        4             3             19                9               28
   Registration Fees .................        1            --              9               --               11
   Distribution Fees(1) ..............        1            --             --               --              101
   Amortization of Deferred
     Organizational Costs ............       --             3             --                3               --
   Trustee Fees ......................        2             1             12                2               13
   Printing Expenses .................        6             5             22               14               24
   Other Expenses ....................        1            --              7                3                4
---------------------------------------------------------------------------------------------------------------------
     Total Expenses, Net of Waivers ..      385           191            798              328              654
---------------------------------------------------------------------------------------------------------------------
   Net Investment Income .............        9           124          6,948            2,223            7,183
---------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss)
     on Securities Sold ..............    9,392         6,415           (406)             137               8
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments ..................     (664)       (4,133)         3,080            1,943              --
---------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized
     Gain on Investments .............    8,728         2,282          2,674            2,080               8
---------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Resulting
     From Operations .................   $8,737        $2,406         $9,622           $4,303          $7,191
=====================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) All distribution fees are incurred in the Class A Shares.
(2) Commenced operations on June 23, 1997. Reflects operations for the period June 23, 1997 to January 31, 1998.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)              GOLDEN OAK FAMILY OF FUNDS
For the Periods Ended January 31,                                      Unaudited

                                                                                                              INTERMEDIATE-TERM
                                                          GROWTH                       VALUE                        INCOME
                                                         PORTFOLIO                  PORTFOLIO(1)                   PORTFOLIO
                                                 --------------------------       ---------------           -----------------------
                                                 2/1/97 TO        2/1/96 TO         6/23/97 TO              2/1/97 TO     2/1/96 TO
                                                  1/31/98          1/31/97            1/31/98                1/31/98       1/31/97
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net Investment Income ......................   $     9         $    11              $   124              $  6,948       $  5,917
  Net Realized Gain (Loss)
    on Securities Sold .......................     9,392           2,230                6,415                  (406)           (45)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments ............      (664)          3,815               (4,133)                3,080         (3,128)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting
    from Investment Operations ...............     8,737           6,056                2,406                 9,622          2,744
------------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net Investment Income
    Class I ..................................        --             (15)                (100)               (6,945)        (5,911)
    Class A ..................................        --              --                   --                    (4)            (6)
  Realized Net Gains
    Class I ..................................    (7,682)            (82)              (4,168)                   --             --
    Class A ..................................       (63)             (1)                 (10)                   --             --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions ..........................    (7,745)            (98)              (4,278)               (6,949)        (5,917)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Class I:
  Proceeds from Shares Issued ................    10,958           8,771               10,911                31,561         27,079
  Value from Shares Issued in Connection with
     Acquisition of Common Trust Fund Assets .        --              --               26,599                    --             --
  Reinvestment of Cash Distributions .........         2              --                    8                     1             --
  Cost of Shares Redeemed ....................    (8,688)         (6,628)              (4,733)              (24,986)       (11,494)
------------------------------------------------------------------------------------------------------------------------------------
Total Class I Share Transactions .............     2,272           2,143               32,785                 6,576         15,585
------------------------------------------------------------------------------------------------------------------------------------
Class A:
  Proceeds from Shares Issued ................        43             150                   53                     2             15
  Reinvestment of Cash Distributions .........        63               1                    7                     3              5
  Cost of Shares Redeemed ....................       (22)            (21)                  --                   (27)          (139)
------------------------------------------------------------------------------------------------------------------------------------
Total Class A Share Transactions .............        84             130                   60                   (22)          (119)
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From
   Capital Share Transactions ................     2,356           2,273               32,845                 6,554         15,466
Total Increase (Decrease) in Net Assets ......     3,348           8,231               30,973                 9,227         12,293
Net Assets:
  Beginning of Period ........................    33,199          24,968                   --               116,773        104,480
------------------------------------------------------------------------------------------------------------------------------------
  End of Period ..............................   $36,547         $33,199              $30,973              $126,000       $116,773
====================================================================================================================================
Shares Issued and Redeemed
Class I:
  Shares Issued ..............................       857             790                1,109                 3,195          2,757
  Shares Issued in Connection with
    Acquisition of Common Trust Fund Assets ..        --              --                2,660                    --             --
  Shares Issued in Lieu of Cash Distributions         --              --                    1                    --             --
  Shares Redeemed ............................      (600)           (601)                (455)               (2,527)        (1,162)
------------------------------------------------------------------------------------------------------------------------------------
Total Class I Share Transactions .............       257             189                3,315                   668          1,595
------------------------------------------------------------------------------------------------------------------------------------
Class A:
  Shares Issued ..............................         3               1                    5                    --              1
  Shares Issued in Lieu of Cash Distributions          6              --                    1                    --             --
  Shares Redeemed ............................        (2)             (2)                  --                    (3)           (14)
------------------------------------------------------------------------------------------------------------------------------------
Total Class A Share Transactions .............         7              (1)                   6                    (3)           (13)
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Capital Shares ........       264             188                3,321                   665          1,582
====================================================================================================================================

                                                          MICHIGAN                 PRIME OBLIGATION
                                                        TAX FREE BOND                MONEY MARKET
                                                         PORTFOLIO(1)                  PORTFOLIO
                                                       ----------------         -----------------------
                                                         6/23/97 TO             2/1/97 TO     2/1/96 TO
                                                           1/31/98               1/31/98       1/31/97
--------------------------------------------------------------------------------------------------------
Investment Operations:
  Net Investment Income ..............................    $ 2,223              $  7,183    $    8,467
  Net Realized Gain (Loss)
    on Securities Sold ...............................        137                     8           (11)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments ....................      1,943                    --            --
--------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting
    from Investment Operations .......................      4,303                 7,191         8,456
--------------------------------------------------------------------------------------------------------
Distributions:
  Net Investment Income
    Class I ..........................................     (2,222)               (5,163)       (5,202)
    Class A ..........................................         (1)               (2,020)       (3,265)
  Realized Net Gains
    Class I ..........................................       (134)                   --            --
    Class A ..........................................         --                    --            --
--------------------------------------------------------------------------------------------------------
Total Distributions ..................................     (2,357)               (7,183)       (8,467)
--------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Class I:
  Proceeds from Shares Issued ........................     13,619               220,104       202,332
  Value from Shares Issued in Connection with
     Acquisition of Common Trust Fund Assets .........     77,580                    --            --
  Reinvestment of Cash Distributions .................         --                     4             6
  Cost of Shares Redeemed ............................     (7,587)             (186,643)     (215,233)
--------------------------------------------------------------------------------------------------------
Total Class I Share Transactions .....................     83,612                33,465       (12,895)
--------------------------------------------------------------------------------------------------------
Class A:
  Proceeds from Shares Issued ........................          8               214,687       498,815
  Reinvestment of Cash Distributions .................         --                   274           227
  Cost of Shares Redeemed ............................         --              (280,270)     (502,644)
--------------------------------------------------------------------------------------------------------
Total Class A Share Transactions .....................          8               (65,309)       (3,602)
--------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From
   Capital Share Transactions ........................     83,620               (31,844)      (16,497)
Total Increase (Decrease) in Net Assets ..............     85,566               (31,836)      (16,508)
Net Assets:
  Beginning of Period ................................         --               166,194       182,702
--------------------------------------------------------------------------------------------------------
  End of Period ......................................    $85,566              $134,358      $166,194
========================================================================================================
Shares Issued and Redeemed
Class I:
  Shares Issued ......................................      1,349               220,104       202,332
  Shares Issued in Connection with
    Acquisition of Common Trust Fund Assets ..........      7,758                    --            --
  Shares Issued in Lieu of Cash Distributions ........         --                     4             6
  Shares Redeemed ....................................       (750)             (186,643)     (215,233)
--------------------------------------------------------------------------------------------------------
Total Class I Share Transactions .....................      8,357                33,465       (12,895)
--------------------------------------------------------------------------------------------------------
Class A:
  Shares Issued ......................................          1               214,687       498,815
  Shares Issued in Lieu of Cash Distributions ........         --                   274           227
  Shares Redeemed ....................................         --              (280,270)     (502,644)
--------------------------------------------------------------------------------------------------------
Total Class A Share Transactions .....................          1               (65,309)       (3,602)
--------------------------------------------------------------------------------------------------------
Increase (Decrease) in Capital Shares ................      8,358               (31,844)      (16,497)
--------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) Commenced operations on June 23, 1997

    The accompanying notes are an integral part of the financial statements.
                                     16 & 17

FINANCIAL HIGHLIGHTS                                  GOLDEN OAK FAMILY OF FUNDS
For a Share Outstanding Throughout the Period
For the Periods Ended January 31,                                      Unaudited

                                                                                                                      RATIO OF
            NET                 REALIZED        DISTRIBUTIONS       NET                 NET               RATIO OF    EXPENSES
           ASSET                  AND        ------------------    ASSET              ASSETS   RATIO OF      NET     TO AVERAGE
           VALUE       NET     UNREALIZED        NET      NET      VALUE                END    EXPENSES    INCOME    NET ASSETS
         BEGINNING INVESTMENT  GAIN (LOSS)   INVESTMENT REALIZED    END     TOTAL    OF PERIOD TO AVERAGE TO AVERAGE (EXCLUDING
         OF PERIOD   INCOME   ON INVESTMENTS    INCOME    GAIN   OF PERIOD  RETURN+    (000)   NET ASSETS NET ASSETS   WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO CLASS I
   1998   $12.66       --         3.12            --     (3.12)    $12.66   25.85%   $ 36,240    1.07%      0.03%       1.08%
   1997    10.26       --         2.44          (0.01)   (0.03)     12.66   23.79      32,973    1.10       0.04        1.11
   1996    10.00      0.07        1.74          (0.07)   (1.48)     10.26   18.81      24,775    1.10       0.62        1.17
   1995    10.82      0.08       (0.64)         (0.08)   (0.18)     10.00   (5.24)     32,931    1.10       0.74        1.24
   1994(1) 10.00      0.08        0.82          (0.08)     --       10.82    9.08      24,955    1.10       0.77        1.21
GROWTH PORTFOLIO CLASS A
   1998   $12.57     (0.01)       3.07            --     (3.12)    $12.51   25.56%$       307    1.32%     (0.21)%      1.32%
   1997    10.20     (0.03)       2.43            --     (0.03)     12.57   23.56         226    1.35      (0.20)       1.36
   1996     9.96      0.04        1.72          (0.04)   (1.48)     10.20   18.43         193    1.35       0.30        1.42
   1995    10.81      0.05       (0.67)         (0.05)   (0.18)      9.96   (5.76)        125    1.35       0.49        1.49
   1994(3)  9.54      0.02        1.27          (0.02)     --       10.81   22.00*        173    1.35*      0.33*       1.45*
VALUE PORTFOLIO CLASS I
   1998(4)$10.00     0.04         0.86          (0.04)   (1.53)$     9.33    9.15%   $ 30,922    1.10%      0.72%       1.13%
VALUE PORTFOLIO CLASS A
   1998(4)$10.00     0.02         0.86          (0.03)   (1.53)$     9.32    8.97%   $     52    1.35%      0.31%       1.36%
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS I
   1998   $ 9.83      0.56        0.21          (0.56)     --      $10.04    8.07%   $125,936    0.65%      5.66%       0.80%
   1997    10.15      0.54       (0.32)         (0.54)     --        9.83    2.31     116,689    0.65       5.48        0.80
   1996     9.52      0.56        0.63          (0.56)     --       10.15   12.83     104,270    0.65       5.68        0.84
   1995    10.19      0.50       (0.67)         (0.50)     --        9.52   (1.61)     80,064    0.65       5.21        0.86
   1994(1) 10.00      0.46        0.23          (0.46)   (0.04)     10.19    6.99      64,329    0.65       4.47        0.83
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS A
   1998   $ 9.83      0.53        0.21          (0.53)     --      $10.04    7.78%   $     64    0.90%      5.40%       1.06%
   1997    10.15      0.52       (0.32)         (0.52)     --        9.83    2.05          84    0.90       5.20        1.05
   1996     9.52      0.54        0.63          (0.54)     --       10.15   12.54         210    0.90       5.49        1.09
   1995    10.19      0.48       (0.67)         (0.48)     --        9.52   (1.85)        314    0.90       4.96        1.11
   1994(3) 10.12      0.31        0.11          (0.31)   (0.04)     10.19    6.72*        365    0.90*      4.27*       1.08*
MICHIGAN TAX FREE BOND PORTFOLIO CLASS I
   1998(4)$10.00     0.27         0.26          (0.27)   (0.02)    $10.24    5.35%   $ 85,556    0.65%      4.41%       0.82%
MICHIGAN TAX FREE BOND PORTFOLIO CLASS A
   1998(4)$10.00     0.27         0.26          (0.27)   (0.02)    $10.24    5.31%   $     10    0.90%      4.15%       1.05%
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS I
   1998   $ 1.00      0.05         --           (0.05)     --     $  1.00    5.41%   $127,977    0.40%      5.29%       0.59%
   1997     1.00      0.05         --           (0.05)     --        1.00    5.21      94,508    0.40       5.08        0.68
   1996     1.00      0.06         --           (0.06)     --        1.00    5.74     107,409    0.40       5.60        0.70
   1995     1.00      0.04         --           (0.04)     --        1.00    4.21     109,076    0.40       4.20        0.68
   1994(1)  1.00      0.03         --           (0.03)     --        1.00    2.87     117,188    0.40       2.83        0.67
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS A
   1998   $ 1.00      0.05         --           (0.05)     --     $  1.00    5.15%   $  6,381    0.65%      4.99%       0.90%
   1997     1.00      0.05         --           (0.05)     --        1.00    4.95      71,686    0.65       4.83        0.93
   1996     1.00      0.05         --           (0.05)     --        1.00    5.47      75,293    0.65       5.31        0.95
   1995     1.00      0.04         --           (0.04)     --        1.00    3.95      21,018    0.65       3.95        0.93
   1994(2)  1.00       --          --             --       --        1.00    2.90*        104    0.65*      2.68*       0.93*
====================================================================================================================================


           RATIO OF
          NET INCOME
          TO AVERAGE
          NET ASSETS  PORTFOLIO    AVERAGE
         (EXCLUDING   TURNOVER   COMMISSION
           WAIVERS)      RATE      RATE++
-------------------------------------------
GROWTH PORTFOLIO CLASS I
   1998     0.02%       131.54%   $0.0600
   1997     0.03        130.69     0.0600
   1996     0.55        189.48       N/A
   1995     0.60         84.00       N/A
   1994(1)  0.66         68.91       N/A
GROWTH PORTFOLIO CLASS A
   1998    (0.21)%      131.54%   $0.0600
   1997    (0.21)       130.69     0.0600
   1996     0.23        189.48       N/A
   1995     0.35         84.00       N/A
   1994(3)  0.23*        68.91       N/A
VALUE PORTFOLIO CLASS I
   1998(4)  0.69%        90.97%   $0.0421
VALUE PORTFOLIO CLASS A
   1998(4)  0.30%        90.97%   $0.0421
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS I
   1998     5.51%        60.78%     N/A
   1997     5.33         34.67      N/A
   1996     5.49        121.47      N/A
   1995     5.00        141.51      N/A
   1994(1)  4.29         71.73      N/A
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS A
   1998     5.24%        60.78%     N/A
   1997     5.05         34.67      N/A
   1996     5.30        121.47      N/A
   1995     4.75        141.51      N/A
   1994(3)  4.09*        71.73      N/A
MICHIGAN TAX FREE BOND PORTFOLIO CLASS I
   1998(4)  4.24%         9.77%     N/A
MICHIGAN TAX FREE BOND PORTFOLIO CLASS A
   1998(4)  4.00%         9.77%     N/A
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS I
   1998     5.10%          N/A      N/A
   1997     4.80           N/A      N/A
   1996     5.30           N/A      N/A
   1995     3.92           N/A      N/A
   1994(1)  2.56           N/A      N/A
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS A
   1998     4.74%          N/A      N/A
   1997     4.55           N/A      N/A
   1996     5.01           N/A      N/A
   1995     3.67           N/A      N/A
   1994(2)  2.40*          N/A      N/A
===========================================
Amounts designated as "--" are either $0 or have been rounded to $0.
*   Annualized
+   Total return does not reflect the sales charge on Class A shares.
++  Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
(1) Commenced operations February 1, 1993.
(2) Commenced operations January 20, 1994.
(3) Commenced operations June 18, 1993.
(4) Commenced operations June 23, 1997.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                         GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

1. Organization:

THE GOLDEN OAK FAMILY OF FUNDS are separate investment portfolios of The Arbor Fund (the "Trust"). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992 and had no operations through February 1, 1993 other than those related to organizational matters and the sale of initial shares to SEI Fund Resources (the "Administrator") on October 9, 1992. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management company. These financial statements relate to the Trust's Golden Oak Growth Portfolio, Golden Oak Value Portfolio, ("the Equity Portfolios"), Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio, ("the Bond Portfolios"), and Golden Oak Prime Obligation Money Market Portfolio ("the Money Market Portfolio"), (together, the "Portfolios"). On August 11, 1997 the Board of Directors for the Arbor Fund approved a name change for the Class A shares of each Portfolio to the Institutional (Class I) shares, and the Class B shares to the Class A shares. The Portfolios' prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolios.

SECURITY VALUATION -- Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general trustee supervision.

Investment securities held by the Money Market Portfolio are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

FEDERAL INCOME TAXES -- It is each Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required in the financial statements.

SECURITY TRANSACTIONS AND RELATED INCOME --Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is accrued as earned. Costs used in determining realized gains and losses on sales of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Bond Portfolios are accreted and amortized to maturity using the effective interest method.

REPURCHASE AGREEMENTS -- The Portfolios invest in tri-party repurchase agreements. It is the Trust's policy that securities held as collateral for tri-party repurchase agreements are maintained in a

NOTES TO FINANCIAL STATEMENTS (continued)             GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty.

If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Portfolios may be delayed or limited.

NET ASSET VALUE PER SHARE -- The net asset value per share of each Portfolio is calculated each business day. In general, it is computed by dividing the assets of each Portfolio, less its liabilities, by the number of outstanding shares of the Portfolio.

CLASSES OF SHARES -- Class specific expenses are borne by that class. Income, expenses and realized and unrealized gains and losses are allocated to the respective classes on the basis of their relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative net assets. Class A bears a class specific 12b-1 fee.

OTHER -- Distributions from net investment income are declared and paid quarterly to Shareholders of the Equity Portfolios. Distributions from net investment income for the Money Market Portfolio and the Bond Portfolios are declared daily and paid to Shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

3. Administration and Distribution Agreements:

The Trust and the Administrator have entered into an Administration Agreement (the "Administration Agreement"). Under terms of the Administration Agreement, the Administrator is entitled to a fee that is calculated daily and paid monthly at an annual rate of .20% of the average daily net assets of each of the Portfolios. There is a minimum annual administration fee of $100,000 for each of the Golden Oak Michigan Tax Free Bond Portfolio and the Golden Oak Value Portfolio and any other new Golden Oak portfolios which the Trust may register.

The Administrator serves as the shareholder servicing agent for the Portfolios. Compensation for this service is paid under the Administration Agreement.

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, have entered into a Distribution Agreement (the "Distribution Agreement"). The Distributor receives no fees for its distribution services under the Distribution Agreement. The Trustees have adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") on behalf of the Class A shares. The Plan provides for payment to the Distributor at an annual rate of .25% of the average daily net assets for the Class A shares of each Portfolio.

4. Investment Advisory Agreement:

The Trust has entered into an Investment Advisory Agreement with Citizens Bank (the "Adviser") dated January 28, 1993 under which the Adviser receives an annual fee equal to .34% of the average daily net assets of the Growth Portfolio, .29% of the first $50 million, .39% of the next $50 million, and .34% of any amount above $100 million of the average daily net assets of the Value Portfolio, .50% of the average daily net assets of the Bond Portfolios and .225% of the first $500 million, and .28% of any amount above $500 million of the average daily net assets of the Money Market Portfolio. The Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse each Portfolio's expenses) in order to limit operating expenses of the Class I and Class A shares (exclusive of distribution expenses) to not more

NOTES TO FINANCIAL STATEMENTS (continued)             GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

than 1.10% of the average daily net assets of the Equity Portfolios, .65% of the average daily net assets of the Bond Portfolios and .40% of the average daily net assets of the Money Market Portfolio. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Wellington Management Company, LLP serves as the investment sub-adviser for the Money Market Portfolio pursuant to a sub-advisory agreement dated January 28, 1993 with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .075% of the first $500 million, and .02% of any amount above $500 million of the average daily net assets of the Portfolio.

Nicholas-Applegate Capital Management serves as the investment sub-adviser for the Growth Portfolio pursuant to a sub-advisory agreement dated August 31, 1995 with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .40% of the average daily net assets of the Portfolio.

Systematic Financial Management, L.P. serves as the investment sub-adviser for the Value Portfolio pursuant to a sub-advisory agreement dated June 23, 1997 with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .45% of the first $50 million, .35% of the next $50 million, and .40% of any amount above $100 million of the average daily net assets of the Portfolio.

5. Organizational Costs and Transactions with Affiliates:

Organizational costs have been capitalized by the Trust and are being amortized over sixty months beginning with the commencement of operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers and a trustee of the Trust are also officers of the Administrator and/or Distributor. Such officers and trustee are not compensated by the Trust for serving in their respective roles.

6. Investment Transactions:

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments during the period ended January 31, 1998, were as follows:

                                      INTERMEDIATE-    MICHIGAN
                                          TERM         TAX-FREE
                  GROWTH     VALUE       INCOME          BOND
                   (000)     (000)        (000)          (000)
----------------------------------------------------------------
Purchases:
  U.S. Government $    --   $    --      $39,474       $    --
  Other ........   44,254    26,796       26,412        16,811
Sales:
  U.S. Government $    --   $    --      $53,142       $    --
  Other ........   50,220    25,316       13,982         7,823

At January 31, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at January 31, 1998 for the Equity and Bond Portfolios are as follows:

                                      INTERMEDIATE-    MICHIGAN
                                          TERM         TAX-FREE
                  GROWTH     VALUE       INCOME          BOND
                   (000)     (000)        (000)          (000)
---------------------------------------------------------------
Aggregate Gross
  Unrealized
  Appreciation   $6,596    $9,040       $2,455         $3,749
Aggregate Gross
  Unrealized
  Depreciation     (556)     (457)         (96)            (2)
                 ------    ------       ------         ------
Net Unrealized
  Appreciation   $6,040    $8,583       $2,359         $3,747
                 ======    ======       ======         ======

NOTES TO FINANCIAL STATEMENTS (concluded)             GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited


7. Concentration of Credit Risk:

The Money Market Portfolio invests primarily in money market instruments maturing in 397 days or less whose ratings are within the two highest ratings categories assigned by a nationally recognized statistical rating organization or, if not rated, are believed by the Sub-Adviser to be of comparable quality. The Bond Portfolios invest primarily in marketable debt instruments. The market value of these investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of debt securities generally rise. Conversely, during periods of rising interest rates the values of such securities generally decline. The ability of the issuers of the securities held by these Portfolios to meet their obligations may be affected by economic and political developments in a specific industry, state or region. Changes by recognized rating organizations in the ratings of any debt security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

8. Common Trust Fund Conversions:

On June 23, 1997, certain Common Trust Funds of Citizens Bank and its affiliates were converted into the Golden Oak Family of Funds. The Funds that were involved in the conversion were as follows:

COMMON TRUST FUND        GOLDEN OAK PORTFOLIO
-----------------------------------------------
Tax Exempt Bond Fund     Michigan Tax Free Bond
                         Portfolio

Value Equity Fund        Value Portfolio

The assets which consisted of securities and related receivables, were converted on a tax-free basis. The number of shares issued for each Fund and the net assets (including unrealized appreciation) of each fund immediately before the conversion were as follows:

COMMON             NET        UNREALIZED      GOLDEN OAK
TRUST FUND       ASSETS      APPRECIATION    SHARES ISSUED
----------------------------------------------------------
Tax Exempt
   Bond Fund  $77,580,483    $ 1,803,730      7,758,048

Value Equity
   Fund        26,599,230     12,716,514      2,659,923

9. Consents of Sole Shareholder:

On June 20, 1997, the sole shareholder of the Golden Oak Michigan Tax Free Bond Portfolio and Golden Oak Value Portfolio (the "Portfolios") approved the following appointments: SEI Fund Resources as administrator of the Portfolios, Citizens Bank as investment adviser to the assets of the Portfolios, SEI Investments Distribution Co. as distributor of the shares of the Portfolios, Price Waterhouse LLP as independent public accountants of the Portfolios and, for the Golden Oak Value Portfolio, Systematic Financial Management, L.P. as sub-adviser to the assets of that Portfolio.